Subsequent Events (Details) - Common Stock [Member] ¥ in Millions, $ in Millions	Mar. 29, 2022 USD ($) shares	Mar. 29, 2022 CNY (¥) shares
Subsequent Events (Details) [Line Items]
Common stock share issued	6,000,000	6,000,000
Common stock value issued	$ 1.9	¥ 12.2